Related party disclosures	6 Months Ended
Jun. 30, 2025
Related party disclosures
Related party disclosures

18.Related party disclosures

Key management personnel compensation

For the six months ended 30 June 2025, key management personnel compensation comprised short-term employee benefits, post-employment benefits and share-based payments of $13,856 thousand with the share based payments component reflecting the valuation assumption as per Note 16 assuming the Scheme (refer Note 1) becoming legally effective (six months ended 30 June 2024: $6,132 thousand).